Loans (Tables)	6 Months Ended
Apr. 30, 2020
Text block [abstract]
Summary of Allowance for Credit Losses
The following table provides a reconciliation of the opening balance to the closing balance of the ECL allowance:

$ millions, as at or for the three months ended	2020 Apr. 30
	Stage 1	Stage 2	Stage 3
	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired (1)	Total
Residential mortgages
Balance at beginning of period	$28	$40	$146	$214
Originations net of repayments and other derecognitions	2	(2)	(5)	(5)
Changes in model	(1)	2	–	1
Net remeasurement (2)	23	35	25	83
Transfers (2)
– to 12-month ECL	8	(6)	(2)	–
– to lifetime ECL performing	(10)	14	(4)	–
– to lifetime ECL credit-impaired	–	(2)	2	–
Provision for (reversal of) credit losses (3)	22	41	16	79
Write-offs	–	–	(3)	(3)
Recoveries	–	–	1	1
Interest income on impaired loans	–	–	(4)	(4)
Foreign exchange and other	–	1	2	3
Balance at end of period	$50	$82	$158	$290
Personal
Balance at beginning of period	$182	$268	$121	$571
Originations net of repayments and other derecognitions	8	(9)	(4)	(5)
Changes in model	(4 4)	7 9	–	35
Net remeasurement (2)	3 1	168	81	28 0
Transfers (2)
– to 12-month ECL	43	(42)	(1)	–
– to lifetime ECL performing	(35)	40	(5)	–
– to lifetime ECL credit-impaired	–	(20)	20	–
Provision for (reversal of) credit losses (3)	3	216	91	310
Write-offs	–	–	(97)	(97)
Recoveries	–	–	15	15
Interest income on impaired loans	–	–	(2)	(2)
Foreign exchange and other	–	–	2	2
Balance at end of period	$185	$484	$130	$799
Credit card
Balance at beginning of period	$159	$347	$–	$506
Originations net of repayments and other derecognitions	(2)	(28)	–	(30)
Changes in model	(19)	54	–	35
Net remeasurement (2)	(7)	264	43	300
Transfers (2)
– to 12-month ECL	45	(45)	–	–
– to lifetime ECL performing	(31)	31	–	–
– to lifetime ECL credit-impaired	–	(59)	59	–
Provision for (reversal of) credit losses (3)	(14)	217	102	305
Write-offs	–	–	(128)	(128)
Recoveries	–	–	26	26
Interest income on impaired loans	–	–	–	–
Foreign exchange and other	–	1	–	1
Balance at end of period	$145	$565	$–	$710
Business and government
Balance at beginning of period	$231	$163	$393	$787
Originations net of repayments and other derecognitions	24	(1)	(5)	18
Changes in model	14	(5)	–	9
Net remeasurement (2)	314	246	131	691
Transfers (2)
– to 12-month ECL	13	(11)	(2)	–
– to lifetime ECL performing	(131)	133	(2)	–
– to lifetime ECL credit-impaired	–	(12)	12	–
Provision for (reversal of) credit losses (3)	234	350	134	718
Write-offs	–	–	(16)	(16)
Recoveries	–	–	3	3
Interest income on impaired loans	–	–	(3)	(3)
Foreign exchange and other	9	4	10	23
Balance at end of period	$474	$517	$521	$1,512
Total ECL allowance (4)	$854	$1,648	$809	$3,311
Comprises:
Loans	$704	$1,553	$807	$3,064
Undrawn credit facilities and other off-balance sheet exposures (5)	150	95	2	247
(1)	Includes the ECL allowance for purchased credit-impaired loans from the acquisition of The PrivateBank.
(2)
Transfers represent stage movements of prior period ECL allowances to the current period stage classification. Net remeasurement represents the current period change in ECL allowances for transfers, net write-offs, changes in forecasts of forward-looking information, parameter updates, and partial repayments in the period.

(3)
Provision for (reversal of) credit losses for loans and undrawn credit facilities and other off-balance
sheet exposures is presented as Provision for (reversal of) credit losses on our interim consolidated statement of income.

(4)
See Note 5 for the ECL allowance on debt securities measured at FVOCI. The table above excludes the ECL allowance on debt securities classified at amortized cost of $15 million as at April 30, 2020 (January 31, 2020: $2 million), $13 million of which was
a
stage 3 ECL allowance on originated

credit-impair
e
d
amortized cost debt securities (January 31, 2020: nil). The ECL allowances for other financial assets classified at amortized cost were immaterial as at April 30, 2020 and were excluded from the table above. Financial assets other than loans that are classified at amortized cost are presented on our interim consolidated balance sheet net of ECL allowances.

(5)	Included in Other liabilities on our interim consolidated balance sheet.

$ millions, as at or for the three months ended	2020 Jan. 31				2019 Apr. 30
	Stage 1	Stage 2	Stage 3		Stage 1	Stage 2	Stage 3
	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired (1)	Total	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired (1)	Total
Residential mortgages
Balance at beginning of period	$28	$43	$140	$211	$29	$46	$149	$224
Originations net of repayments and other derecognitions	1	(3)	(5)	(7)	1	(2)	(4)	(5)
Changes in model	(1)	–	–	(1)	(1)	(6)	–	(7)
Net remeasurement (2)	(12)	7	22	17	(10)	9	18	17
Transfers (2)
– to 12-month ECL	12	(10)	(2)	–	11	(9)	(2)	–
– to lifetime ECL performing	(1)	5	(4)	–	(1)	5	(4)	–
– to lifetime ECL credit-impaired	–	(2)	2	–	–	(2)	2	–
Provision for (reversal of) credit losses (3)	(1)	(3)	13	9	–	(5)	10	5
Write-offs	–	–	(3)	(3)	–	–	(8)	(8)
Recoveries	–	–	1	1	–	–	–	–
Interest income on impaired loans	–	–	(5)	(5)	–	–	(3)	(3)
Foreign exchange and other	1	–	–	1	1	1	–	2
Balance at end of period	$28	$40	$146	$214	$30	$42	$148	$220
Personal
Balance at beginning of period	$174	$271	$128	$573	$182	$226	$117	$525
Originations net of repayments and other derecognitions	9	(13)	(3)	(7)	8	(13)	–	(5)
Changes in model	11	(7)	–	4	(1)	–	–	(1)
Net remeasurement (2)	(71)	90	64	83	(46)	55	79	88
Transfers (2)
– to 12-month ECL	67	(65)	(2)	–	54	(53)	(1)	–
– to lifetime ECL performing	(8)	11	(3)	–	(11)	16	(5)	–
– to lifetime ECL credit-impaired	–	(19)	19	–	–	(13)	13	–
Provision for (reversal of) credit losses (3)	8	(3)	75	80	4	(8)	86	82
Write-offs	–	–	(100)	(100)	–	–	(98)	(98)
Recoveries	–	–	20	20	–	–	14	14
Interest income on impaired loans	–	–	(1)	(1)	–	–	(1)	(1)
Foreign exchange and other	–	–	(1)	(1)	–	–	(1)	(1)
Balance at end of period	$182	$268	$121	$571	$186	$218	$117	$521
Credit card
Balance at beginning of period	$145	$340	$–	$485	$103	$369	$–	$472
Originations net of repayments and other derecognitions	–	(17)	–	(17)	–	(11)	–	(11)
Changes in model	13	5	–	18	–	–	–	–
Net remeasurement (2)	(77)	156	40	119	(34)	117	44	127
Transfers (2)
– to 12-month ECL	87	(87)	–	–	46	(46)	–	–
– to lifetime ECL performing	(9)	9	–	–	(8)	8	–	–
– to lifetime ECL credit-impaired	–	(58)	58	–	–	(58)	58	–
Provision for (reversal of) credit losses (3)	14	8	98	120	4	10	102	116
Write-offs	–	–	(126)	(126)	–	–	(131)	(131)
Recoveries	–	–	28	28	–	–	29	29
Interest income on impaired loans	–	–	–	–	–	–	–	–
Foreign exchange and other	–	(1)	–	(1)	–	–	–	–
Balance at end of period	$159	$347	$–	$506	$107	$379	$–	$486
Business and government
Balance at beginning of period	$239	$158	$378	$775	$212	$134	$278	$624
Originations net of repayments and other derecognitions	7	(5)	(5)	(3)	8	(8)	(5)	(5)
Changes in model	–	4	(1)	3	6	3	2	11
Net remeasurement (2)	(29)	22	59	52	(18)	17	47	46
Transfers (2)
– to 12-month ECL	24	(22)	(2)	–	18	(17)	(1)	–
– to lifetime ECL performing	(11)	12	(1)	–	(3)	4	(1)	–
– to lifetime ECL credit-impaired	–	(8)	8	–	(1)	(9)	10	–
Provision for (reversal of) credit losses (3)	(9)	3	58	52	10	(10)	52	52
Write-offs	–	–	(40)	(40)	–	–	(50)	(50)
Recoveries	–	–	3	3	–	–	5	5
Interest income on impaired loans	–	–	(5)	(5)	–	–	(7)	(7)
Foreign exchange and other	1	2	(1)	2	2	2	5	9
Balance at end of period	$231	$163	$393	$787	$224	$126	$283	$633
Total ECL allowance (4)	$600	$818	$660	$2,078	$547	$765	$548	$1,860
Comprises:
Loans	$537	$753	$658	$1,948	$491	$712	$548	$1,751
Undrawn credit facilities and other off-balance sheet exposures (5)	63	65	2	130	56	53	–	109
(1)	Includes the ECL allowance for purchased credit-impaired loans from the acquisition of The PrivateBank.
(2)
Transfers represent stage movements of prior period ECL allowances to the current period stage classification. Net remeasurement represents the current period change in ECL allowances for transfers, net write-offs, changes in forecasts of forward-looking information, parameter updates, and partial repayments in the period.

(3)
Provision for (reversal of) credit losses for loans and undrawn credit facilities and other off-balance
sheet exposures is presented as Provision for (reversal of) credit losses on our interim consolidated statement of income.

(4)
See Note 5 for the ECL allowance on debt securities measured at FVOCI. The ECL allowances for other financial assets classified at amortized cost were immaterial as at January 31, 2020 and April 30, 2019 and were excluded from the table above. Financial assets other than loans that are classified at amortized cost are presented on our interim consolidated balance sheet net of ECL allowances.

(5)	Included in Other liabilities on our interim consolidated balance sheet.

$ millions, as at or for the six months ended	2020 Apr. 30				2019 Apr. 30
	Stage 1	Stage 2	Stage 3		Stage 1	Stage 2	Stage 3
	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired (1)	Total	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired (1)	Total
Residential mortgages
Balance at beginning of period	$28	$43	$140	$211	$27	$44	$143	$214
Originations net of repayments and other derecognitions	3	(5)	(10)	(12)	2	(6)	(12)	(16)
Changes in model	(2)	2	–	–	(1)	(6)	–	(7)
Net remeasurement (2)	11	42	47	100	(21)	20	47	46
Transfers (2)
– to 12-month ECL	20	(16)	(4)	–	22	(16)	(6)	–
– to lifetime ECL performing	(11)	19	(8)	–	(1)	10	(9)	–
– to lifetime ECL credit-impaired	–	(4)	4	–	–	(3)	3	–
Provision for (reversal of) credit losses (3)	21	38	29	88	1	(1)	23	23
Write-offs	–	–	(6)	(6)	–	–	(13)	(13)
Recoveries	–	–	2	2	–	–	1	1
Interest income on impaired loans	–	–	(9)	(9)	–	–	(6)	(6)
Foreign exchange and other	1	1	2	4	2	(1)	–	1
Balance at end of period	$50	$82	$158	$290	$30	$42	$148	$220
Personal
Balance at beginning of period	$174	$271	$128	$573	$190	$199	$109	$498
Originations net of repayments and other derecognitions	17	(22)	(7)	(12)	18	(26)	–	(8)
Changes in model	(3 3)	72	–	3 9	–	–	1	1
Net remeasurement (2)	(4 0)	258	145	363	(100)	144	151	195
Transfers (2)
– to 12-month ECL	110	(107)	(3)	–	103	(101)	(2)	–
– to lifetime ECL performing	(43)	51	(8)	–	(25)	34	(9)	–
– to lifetime ECL credit-impaired	–	(39)	39	–	–	(32)	32	–
Provision for (reversal of) credit losses (3)	11	213	166	390	(4)	19	173	188
Write-offs	–	–	(197)	(197)	–	–	(194)	(194)
Recoveries	–	–	35	35	–	–	31	31
Interest income on impaired loans	–	–	(3)	(3)	–	–	(2)	(2)
Foreign exchange and other	–	–	1	1	–	–	–	–
Balance at end of period	$185	$484	$130	$799	$186	$218	$117	$521
Credit card
Balance at beginning of period	$145	$340	$–	$485	$102	$370	$–	$472
Originations net of repayments and other derecognitions	(2)	(45)	–	(47)	–	(23)	–	(23)
Changes in model	(6)	59	–	53	1	–	–	1
Net remeasurement (2)	(84)	420	83	419	(82)	218	93	229
Transfers (2)
– to 12-month ECL	132	(132)	–	–	103	(103)	–	–
– to lifetime ECL performing	(40)	40	–	–	(18)	18	–	–
– to lifetime ECL credit-impaired	–	(117)	117	–	–	(103)	103	–
Provision for (reversal of) credit losses (3)	–	225	200	425	4	7	196	207
Write-offs	–	–	(254)	(254)	–	–	(256)	(256)
Recoveries	–	–	54	54	–	–	60	60
Interest income on impaired loans	–	–	–	–	–	–	–	–
Foreign exchange and other	–	–	–	–	1	2	–	3
Balance at end of period	$145	$565	$–	$710	$107	$379	$–	$486
Business and government
Balance at beginning of period	$239	$158	$378	$775	$180	$147	$230	$557
Originations net of repayments and other derecognitions	31	(6)	(10)	15	14	(13)	(12)	(11)
Changes in model	14	(1)	(1)	12	6	3	3	12
Net remeasurement (2)	285	268	190	743	(2)	32	144	174
Transfers (2)
– to 12-month ECL	37	(33)	(4)	–	33	(31)	(2)	–
– to lifetime ECL performing	(142)	145	(3)	–	(5)	7	(2)	–
– to lifetime ECL credit-impaired	–	(20)	20	–	(1)	(21)	22	–
Provision for (reversal of) credit losses (3)	225	353	192	770	45	(23)	153	175
Write-offs	–	–	(56)	(56)	–	–	(98)	(98)
Recoveries	–	–	6	6	–	–	6	6
Interest income on impaired loans	–	–	(8)	(8)	–	–	(9)	(9)
Foreign exchange and other	10	6	9	25	(1)	2	1	2
Balance at end of period	$474	$517	$521	$1,512	$224	$126	$283	$633
Total ECL allowance (4)	$854	$1,648	$809	$3,311	$547	$765	$548	$1,860
Comprises:
Loans	$704	$1,553	$807	$3,064	$491	$712	$548	$1,751
Undrawn credit facilities and other off-balance sheet exposures (5)	150	95	2	247	56	53	–	109
(1)	Includes the ECL allowance for purchased credit-impaired loans from the acquisition of The PrivateBank.
(2)
Transfers represent stage movements of prior period ECL allowances to the current period stage classification. Net remeasurement represents the current period change in ECL allowances for transfers, net write-offs, changes in forecasts of forward-looking information, parameter updates, and partial repayments in the period.

(3)
Provision for (reversal of) credit losses for loans and undrawn credit facilities and other off-balance
sheet exposures is presented as Provision for (reversal of) credit losses on our interim consolidated statement of income.

(4)
See Note 5 for the ECL allowance on debt securities measured at FVOCI. The table above excludes the ECL allowance on debt securities classified at amortized cost of $15 million as at April 30, 2020 (April 30, 2019: $1 million), $13 million of which was

a
stage 3 ECL allowance on originated

credit-impa
i
r
e
d

amortized cost debt securities (April 30, 2019: nil). The ECL allowances for other financial assets classified at amortized cost were immaterial as at April 30, 2020 and April 30, 2019 and were excluded from the table above. Financial assets other than loans that are classified at amortized cost are presented on our interim consolidated balance sheet net of ECL allowances.

(5)	Included in Other liabilities on our interim consolidated balance sheet.

Summary of Base Case Forecasts for Select Forward Looking Information Variables Used to Estimate our Expected Credit Losses
Significant changes to our forecasts were made in the current quarter. The following table provides the base case, upside case and downside case scenario forecasts for select forward-looking information variables used to estimate our ECL.

	Base case		Upside case		Downside case
	Average	Average	Average	Average	Average	Average
	value over	value over	value over	value over	value over	value over
	the next	the remaining	the next	the remaining	the next	the remaining
As at April 30, 2020	12 months	forecast period (2)	12 months	forecast period (2)	12 months	forecast period (2)
Canadian Real GDP year-over-year growth (1)	(6.6)%	5.3%	(2.1)%	6.4%	(9.5)%	1.4%
Canadian unemployment rate (1)	10.9%	7.1%	8.9%	6.0%	12.8%	8.7%
Canadian Housing Price Index growth (1)	(3.0)%	0.8%	(0.1)%	4.3%	(5.9)%	(2.1)%
S&P 500 Index growth rate	(5.7)%	4.8%	10.3%	16.6%	(34.8)%	(17.1)%
West Texas Intermediate Oil Price (US$)	$36	$47	$51	$67	$30	$32

	Base case		Upside case		Downside case
	Average	Average	Average	Average	Average	Average
	value over	value over	value over	value over	value over	value over
	the next	the remaining	the next	the remaining	the next	the remaining
As at October 31, 2019	12 months	forecast period (2)	12 months	forecast period (2)	12 months	forecast period (2)
Canadian Real GDP year-over-year growth (1)	1.5%	1.8%	2.3%	2.5%	0.6%	0.8%
Canadian unemployment rate (1)	6.1%	5.9%	5.5%	5.5%	6.4%	6.5%
Canadian Housing Price Index growth (1)	1.6%	2.2%	4.8%	4.0%	(2.2)%	(0.8)%
S&P 500 Index growth rate	5.0%	4.7%	8.2%	6.6%	(3.7)%	(10.3)%
West Texas Intermediate Oil Price (US$)	$60	$60	$67	$74	$47	$43

(1)
National-level forward-looking forecasts are presented in the table above, which represent the aggregation of the provincial-level forecasts used to estimate our ECL. Housing Price Index growth rates are also forecasted at the municipal level in some cases. As a result, the forecasts for individual provinces or municipalities reflected in our ECL will differ from the national forecasts presented above.

(2)	The remaining forecast period is generally two years.

Summary of Carrying Amount of Loans Based on Internal Risk Rating Grades	The following tables provide the gross carrying amount of loans, and the contractual amounts of undrawn credit facilities and other off-balance
sheet exposures based on the application of our
12-month
point-in-time
PD under IFRS 9 to our risk management PD bands for retail exposures, and based on our internal risk ratings for business and government exposures. Refer to the “Credit risk” section of our 2019 Annual Report for details on the CIBC risk categories.

Loans
(1)

$ millions, as at	2020 Apr. 30				2019 Oct. 31
	Stage 1	Stage 2	Stage 3 (2)(3)	Total	Stage 1	Stage 2	Stage 3 (2)(3)	Total
Residential mortgages
– Exceptionally low	$147,273	$19	$–	$147,292	$142,260	$–	$–	$142,260
– Very low	37,781	518	–	38,299	37,140	–	–	37,140
– Low	14,277	3,177	–	17,454	17,315	1,010	–	18,325
– Medium	611	4,228	–	4,839	1,207	5,312	–	6,519
– High	5	1,853	–	1,858	11	1,162	–	1,173
– Default	–	–	690	690	–	–	597	597
– Not rated	2,372	283	167	2,822	2,251	233	154	2,638
Gross residential mortgages (4)(5)	202,319	10,078	857	213,254	200,184	7,717	751	208,652
ECL allowance	50	82	158	290	28	43	140	211
Net residential mortgages	202,269	9,996	699	212,964	200,156	7,674	611	208,441
Personal
– Exceptionally low	22,482	–	–	22,482	24,258	–	–	24,258
– Very low	3,661	14	–	3,675	4,321	1,353	–	5,674
– Low	8,009	1,475	–	9,484	4,955	1,582	–	6,537
– Medium	2,470	2,236	–	4,706	3,703	1,611	–	5,314
– High	203	882	–	1,085	302	613	–	915
– Default	–	–	187	187	–	–	164	164
– Not rated	620	44	44	708	720	29	40	789
Gross personal (5)	37,445	4,651	231	42,327	38,259	5,188	204	43,651
ECL allowance	162	476	130	768	160	265	128	553
Net personal	37,283	4,175	101	41,559	38,099	4,923	76	43,098
Credit card
– Exceptionally low	2,238	–	–	2,238	3,015	–	–	3,015
– Very low	984	67	–	1,051	1,142	83	–	1,225
– Low	4,967	518	–	5,485	5,619	274	–	5,893
– Medium	1,067	803	–	1,870	1,344	565	–	1,909
– High	4	403	–	407	10	538	–	548
– Default	–	–	–	–	–	–	–	–
– Not rated	154	9	–	163	158	7	–	165
Gross credit card	9,414	1,800	–	11,214	11,288	1,467	–	12,755
ECL allowance	124	508	–	632	129	291	–	420
Net credit card	9,290	1,292	–	10,582	11,159	1,176	–	12,335
Business and government
– Investment grade	59,158	455	–	59,613	46,800	251	–	47,051
– Non-investment grade	84,291	7,425	–	91,716	80,780	3,443	–	84,223
– Watchlist	476	3,112	–	3,588	374	1,575	–	1,949
– Default	–	–	1,103	1,103	–	–	866	866
– Not rated	597	190	41	828	752	79	45	876
Gross business and government (4)(6)	144,522	11,182	1,144	156,848	128,706	5,348	911	134,965
ECL allowance	368	487	519	1,374	209	146	376	731
Net business and government	144,154	10,695	625	155,474	128,497	5,202	535	134,234
Total net amount of loans	$392,996	$26,158	$1,425	$420,579	$377,911	$18,975	$1,222	$398,108
(1)
The table excludes debt securities measured at FVOCI, for which ECL allowances of $32 million (October 31, 2019: $23 million) were recognized in AOCI. In addition, the table excludes debt securities classified at amortized cost, for which ECL allowances of $15 million were recognized as at April 30, 2020 (October 31, 2019: $2 million), $13 million of which was a stage 3 ECL allowance on originated credit-impaired amortized cost debt securities (October 31, 2019: nil). Other financial assets classified at amortized cost were also excluded from the table above as their ECL allowances were immaterial as at April 30, 2020. Financial assets other than loans that are classified as amortized cost are presented on our interim consolidated balance sheet net of ECL allowances.

(2)	Includes purchased credit-impaired loans from the acquisition of The PrivateBank.
(3)	Excludes foreclosed assets of $38 million (October 31, 2019: $25 million) which were included in Other assets on our interim consolidated balance sheet.
(4)	Includes $41 million (October 31, 2019: $60 million) of residential mortgages and $23,104 million (October 31, 2019: $21,182 million) of business and government loans that are measured at FVTPL.
(5)
The internal risk rating grades presented for residential mortgages and certain personal loans do not take into account loan guarantees or insurance issued by the Canadian government (federal or provincial), Canadian government agencies, or private insurers, as the determination of whether a significant increase in credit risk has occurred for these loans is based on relative changes in the loans’ lifetime PD without considering collateral or other credit enhancements.

(6)	Includes customers’ liability under acceptances of $8,993 million (October 31, 2019: $9,167 million).

Undrawn credit facilities and other
off-balance
sheet exposures

$ millions, as at				2020 Apr. 30				2019 Oct. 31
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Retail
– Exceptionally low	$114,319	$184	$–	$114,503	$106,696	$120	$–	$106,816
– Very low	6,396	305	–	6,701	7,341	1,126	–	8,467
– Low	11,373	1,535	–	12,908	10,974	1,357	–	12,331
– Medium	1,540	1,196	–	2,736	1,737	752	–	2,489
– High	204	469	–	673	255	495	–	750
– Default	–	–	16	16	–	–	19	19
– Not rated	419	22	–	441	397	32	–	429
Gross retail	134,251	3,711	16	137,978	127,400	3,882	19	131,301
ECL allowance	44	65	–	109	30	55	–	85
Net retail	134,207	3,646	16	137,869	127,370	3,827	19	131,216
Business and government
– Investment grade	85,002	226	–	85,228	78,906	296	–	79,202
– Non-investment grade	51,498	2,408	–	53,906	52,379	1,282	–	53,661
– Watchlist	81	1,071	–	1,152	65	575	–	640
– Default	–	–	140	140	–	–	69	69
– Not rated	624	62	–	686	688	60	–	748
Gross business and government	137,205	3,767	140	141,112	132,038	2,213	69	134,320
ECL allowance	106	30	2	138	30	12	2	44
Net business and government	137,099	3,737	138	140,974	132,008	2,201	67	134,276
Total net undrawn credit facilities and other off-balance sheet exposures	$271,306	$7,383	$154	$278,843	$259,378	$6,028	$86	$265,492

Schedule of Loans Past Due But Not Impaired

$ millions, as at				2020 Apr. 30	2019 Oct. 31 (1)
	Less than 31 days	31 to 90 days	Over 90 days	Total	Total
Residential mortgages	$2,706	$1,677	$–	$4,383	$3,840
Personal	1,072	350	–	1,422	1,027
Credit card	639	168	74	881	838
Business and government	1,702	187	–	1,889	1,081
	$6,119	$2,382	$74	$8,575	$6,786
(1)	Certain comparative period amounts related to loans contractually past due but not impaired in CIBC FirstCaribbean were restated.